Subsequent events	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Subsequent events
33    Subsequent events
Other than the matters outlined elsewhere in the Financial Statements, no matters or circumstances have arisen since the end of the financial year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.